SUBSEQUENT EVENTS	12 Months Ended
Dec. 29, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17	SUBSEQUENT EVENTS

Effective January 1, 2014, our broadcasting business closed on the sale of television stations KMIR-TV and My 13 KPSE TV in Palm Springs, California to OTA Broadcasting, LLC, an affiliate of Virginia-based OTA Broadcasting, LLC, for $17,000 in cash and certain other contingent considerations.  We expect to record a pre-tax book gain of $10,200 in the first quarter of 2014.

On January 22, 2014, our broadcasting business changed its organizational structure to reflect the group's focus on its two primary businesses:  Television and Radio.

On July 30, 2014, we entered into an agreement with E.W. Scripps Company ("Scripps") to merge our broadcast operations and spin-off and then merge our newspaper businesses, creating two separately traded public companies.  The merged broadcast and digital media company, based in Cincinnati, Ohio, will retain the Scripps name. The newspaper company will be called Journal Media Group and will combine Scripps' daily newspapers, community publications and related digital products in 13 markets with Journal Communications' Milwaukee Journal Sentinel, Wisconsin community publications and affiliated digital products. The company will be headquartered in Milwaukee, Wisconsin.

In connection with the transactions, each share of our then outstanding class A and class B common stock will receive 0.5176 Scripps class A common shares and 0.1950 shares of Journal Media Group common stock, and each Scripps class A common share and common voting share then outstanding will receive 0.2500 shares of Journal Media Group common stock.  Immediately following consummation of the transactions, holders of our common stock will own approximately 41.00% of the common shares of Journal Media Group and approximately 31.00% of the common shares of Scripps, in the form of Scripps class A common shares.   Scripps shareholders will retain approximately 69.00% ownership in Scripps, with the Scripps family retaining its controlling interest in  Scripps  through its ownership of common voting shares.  Scripps shareholders will own approximately 59.00% of the common shares of Journal Media Group. Journal Media Group will have one class of stock and no controlling shareholder.

Costs related to this transaction were $315 in the second quarter of 2014.

The boards of directors of both companies have approved the transactions, which are subject to customary regulatory and shareholder approvals. The deal is expected to close in 2015.